UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1.    Schedules of Investments.

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

December 31, 2012

	Shares	Value (000)
Common stock-74.1%
Consumer discretionary-15.3%
AutoZone*	1,740	$617
eBay*	12,850	656
Ford Motor	56,970	738
GNC Holdings, Cl A	23,970	797
International Game Technology	44,470	631
Michael Kors Holdings*	13,200	674
Penn National Gaming*	12,510	614
Starbucks	6,250	335
Total Consumer discretionary		5,062

Consumer staples-3.9%
Church & Dwight	12,160	651
PepsiCo	9,380	642
Total Consumer staples		1,293

Financials-12.2%
Affiliated Managers Group*	5,210	678
Alterra Capital Holdings	11,810	333
American Campus Communities	7,300	337
Annaly Capital Management	46,900	658
Cardtronics*	29,180	693
ProAssurance	15,280	645
Simon Property Group	4,170	659
Total Financials		4,003

Health care-12.8%
Allergan	6,950	638
Mylan*	37,520	1,031
Shire**	20,540	632
Shire SP ADR	6,950	641
Teva Pharmaceutical Industries ADR	34,790	1,299
Total Health care		4,241

Industrials-10.0%
Boeing	8,680	654
Clean Harbors*	11,810	650
Equifax	6,250	338
Honeywell International	10,770	683
United Technologies	7,987	655
Werner Enterprises	15,630	339
Total Industrials		3,319

Information technology-13.6%
Apple	2,430	1,295
Avago Technologies	20,150	638
Fidelity National Information Services	15,386	536
Fusion-io*	27,440	629
Palo Alto Networks*	14,240	762
The Ultimate Software Group*	6,950	656
Total Information technology		4,516

Materials-6.3%
AuRico Gold*	80,940	662
Monsanto	7,300	691
Westlake Chemical	9,030	716
Total Materials		2,069

Total Common stock (Cost $24,418)***		24,503

Cash equivalent - 0.2%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%^ ^^	81,937	82

Total Cash equivalent (Cost $82)***		82

Total Investments-74.3% (Cost $24,500)***		24,585

Segregated cash with brokers-99.5%		32,762

Securities sold short-(72.5)% (Proceeds ($23,525))***		(23,995)

Net Other assets (liabilities)-(1.3)%		(422)

Net Assets-100.0%		$32,930

*	Non-income producing security.
**

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $632***, representing 1.9% of Net Assets.

***	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
^^	Rate shown is the 7-day effective yield as of December 31, 2012.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Market Neutral Fund

December 31, 2012

	Shares	Value (000)
Common stock-72.5%
Consumer discretionary-13.9%
LKQ	29,180	$616
Mattel	17,720	649
Nordstrom	9,350	500
Priceline.com	800	497
Target	20,840	1,233
WABCO Holdings	11,120	725
Wolverine World Wide	7,990	327
Total Consumer discretionary		4,547

Consumer staples-4.9%
Campbell Soup	18,060	630
Coca-Cola Enterprises	10,770	342
Kimberly-Clark	7,640	645
Total Consumer staples		1,617

Financials-10.1%
Cincinnati Financial	8,340	327
City National	6,900	342
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares *	3,820	691
T. Rowe Price Group	10,420	679
Tanger Factory Outlet Centers	38,910	1,330
Total Financials		3,369

Health care-14.4%
AstraZeneca *	13,200	625
C.R. Bard	6,600	645
DENTSPLY International	17,370	688
Edwards Lifesciences	11,120	1,004
Novartis AG SP ADR	20,300	1,285
Quest Diagnostics	9,730	567
Total Health care		4,814

Industrials-7.0%
3M	14,240	1,322
Ryder System	6,950	347
Waste Connections	19,450	657
Total Industrials		2,326

Information technology-15.8%
ARM Holdings SP ADR	17,720	671
Check Point Software Technologies	14,590	695
Concur Technologies	9,380	633
Fiserv	9,730	769
International Business Machines	3,470	665
Jack Henry & Associates	12,575	494
Lender Processing Services	13,540	333
Nokia SP ADR	48,660	192
Research In Motion	12,830	152
SAP AG ADR	7,990	642
Total Information technology		5,246

Materials-6.4%
Compass Minerals International	9,030	675
Mosaic	12,510	708
Newmont Mining	14,940	693
Total Materials		2,076

Total Common stock (Proceeds $23,525)**		23,995

Total Securities sold short-72.5% (Proceeds $23,525)**		23,995

Percentages disclosed are based on total net assets of the Fund at December 31, 2012.

*

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $1,316**, representing 3.9% of Net Assets.

**	This number is listed in thousands.

ADR	- American Depositary Receipt

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

December 31, 2012

	Contracts/Shares	Value (000)
Common stock-62.3%
Biotechnology-10.5%
Alexion Pharmaceuticals*	3,670	$344
BioMarin Pharmaceuticals*	7,040	347
Cubist Pharmaceuticals*	5,160	217
Incyte*	8,510	141
Medivation*	10,360	530
Momenta Pharmaceuticals*	17,860	210
Neurocrine Biosciences*	15,981	120
Onyx Pharmaceuticals*	2,690	203
Prothena*	495	4
QLT*	40,470	318
Sarepta Therapeutics*	7,120	184
Synageva BioPharma*	2,190	101
United Therapeutics*	9,960	532
Vertex Pharmaceuticals*	4,960	208
Total Biotechnology		3,459

Health care equipment & supplies-13.8%
Analogic	4,600	342
ArthroCare*	10,540	365
Baxter International	9,040	602
Cooper	6,270	580
Covidien	10,300	595
Cynosure, Cl A*	17,410	420
Sirona Dental Systems*	4,240	273
Teleflex	7,190	513
Zimmer Holdings	12,400	826
Total Health care equipment & supplies		4,516

Health care providers & services-15.0%
Air Methods	11,890	439
Elan SP ADR	21,930	224
Emeritus*	8,570	212
Express Scripts Holding*	12,800	691
Health Net*	14,930	363
McKesson	10,600	1,027
PSS World Medical*	29,870	862
Universal Health Services	17,190	830
Weight Watchers International	4,960	260
Total Health care providers & services		4,908

Health care technology-0.6%
OSI Systems*	3,320	213
Total Health care technology		213

Life sciences tools & services-2.0%
Agilent Technologies	12,250	502
BIO-Rad Laboratories, Cl A*	1,140	120
Total Life sciences tools & services		622

Pharmaceuticals-20.4%
Abbott Laboratories	16,300	1,068
Astellas Pharma**	14,610	657
Mylan*	15,100	415
Optimer Pharmaceuticals*	11,440	104
Pfizer	47,630	1,194
Roche Holding AG SP ADR	10,100	510
Salix Pharmaceuticals*	10,670	432
Shire SP ADR	10,220	943
Stada Arzneimittel AG**	3,340	108
Teva Pharmaceutical Industries ADR	17,300	646
ViroPharma*	17,510	399
Warner Chilcott, Cl A	20,280	244
Total Pharmaceuticals		6,720

Total Common stock (Cost $19,887)***		20,438

Call option contracts-0.0%
WellCare Health Plans, 1/13 at $55	162	5
WellCare Health Plans, 1/13 at $50	52	6
Total		11

Total Call option contracts (Cost $26)***		11

Total Investments-62.3% (Cost $19,913)***		20,449

Segregated cash with brokers-78.6%		25,729

Securities sold short-(47.5)% (Proceeds ($15,459))***		(15,588)

Net Other assets (liabilities)-6.6%		2,165

Net Assets-100.0%		$32,755

*	Non-income producing security.
**

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $765***, representing 2.3% of Net Assets.

***	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

December 31, 2012

	Shares	Value (000)
Common stock-37.0%
Biotechnology-3.4%
Arena Pharmaceuticals	40,580	$366
Celgene	5,830	459
Myriad Genetics	6,280	171
NPS Pharmaceuticals	15,210	138
Total Health care		1,134

Health care equipment & supplies-9.7%
Becton Dickinson	6,300	493
C.R. Bard	3,520	344
DENTSPLY International	12,140	481
Edwards Lifesciences	5,090	459
Hologic	12,750	255
Neogen	4,460	202
Smith & Nephew SP ADR	3,080	171
Stryker	6,200	340
Varian Medical Systems	6,150	432
Total Health care		3,177

Health care providers & services-9.3%
Amedisys	8,140	92
Cardinal Health	10,340	426
Chemed	2,160	148
Community Health Systems	6,190	190
Gentiva Health Services	7,190	72
Henry Schein	3,480	280
Kindred Healthcare	13,525	146
Quest Diagnostics	5,820	339
Select Medical Holdings	15,520	146
Stericycle	4,010	374
Takeda Pharmaceutical *	6,680	299
Tenet Healthcare	8,021	260
UnitedHealth Group, Cl B	5,180	281
Total Health care		3,053

Health care technology-1.5%
athenahealth	1,856	136
Greenway Medical Technologies	11,260	173
Vocera Communications	8,230	207
Total Health care		516

Life sciences tools & services-2.8%
Life Technologies	5,780	284
Mettler-Toledo International	2,120	410
Waters	2,250	196
Total Health care		890

Pharmaceuticals-10.3%
Amarin PLC ADR	17,810	144
AstraZeneca SP ADR	9,070	429
Eisai *	7,280	304
Eli Lilly	6,990	345
Endo Health Solutions	9,270	244
Impax Laboratories	8,510	174
Johnson & Johnson	9,760	684
Merck	8,300	340
Novartis AG SP ADR	10,130	641
VIVUS	6,460	87
Total Health care		3,392

Total Common stock (Proceeds $12,002)**		12,162

Exchange traded funds - 10.5%
CurrencyShares Japanese Yen Trust	1,480	167
Health Care Select Sector SPDR	43,530	1,739
iShares NASDAQ Biotechnology Index Fund	7,980	1,095
Market Vectors Pharmaceutical ETF	10,700	425

Total Exchange traded funds (Cost $3,457)**		3,426

Total Securities sold short-47.5% (Proceeds $15,459)**		15,588

Percentages disclosed are based on total net assets of the Fund at December 31, 2012.

*

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $603**, representing 1.8% of Net Assets.

**	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Spectrum Fund

December 31, 2012

	Shares	Value (000)
Common stock-86.7%
Consumer discretionary-19.1%
Aeropostale*	65,580	$853
American Eagle Outfitters	88,090	1,807
Apollo Group, Cl A*	119,231	2,494
AutoZone*	6,420	2,275
Best Buy	156,650	1,856
CBS, Cl B	197,670	7,521
Children’s Place Retail Stores*	25,810	1,143
Coldwater Creek*	245,901	1,183
Dongfeng Motor Group, Cl H Shares**	725,640	1,142
eBay*	250,470	12,779
Expedia	21,350	1,312
Ford Motor	736,450	9,538
Francesca’s Holdings*	19,330	502
GNC Holdings, Cl A	274,699	9,142
Groupon*	640,810	3,127
Hanesbrands*	67,960	2,434
Harley-Davidson	82,970	4,052
Home Depot	87,580	5,417
Hudson’s Bay	128,452	2,160
International Game Technology	617,510	8,750
Lamar Advertising, Cl A*	120,180	4,657
Las Vegas Sands	185,090	8,544
Lennar, Cl A	132,080	5,107
Liberty Global, Cl A*	59,560	3,752
M/I Homes*	25,050	664
Marriott International, Cl A	34,320	1,279
Michael Kors Holdings*	237,010	12,094
Penn National Gaming*	154,420	7,584
Penske Automotive Group	85,760	2,581
PulteGroup*	68,040	1,236
SHFL entertainment*	139,910	2,029
Shutterfly*	42,670	1,275
Shutterstock*	35,190	915
Standard Pacific*	501,550	3,686
Starbucks	155,830	8,356
Starwood Hotels & Resorts Worldwide	65,400	3,751
Tempur-Pedic International*	102,410	3,225
Urban Outfitters*	116,800	4,597
Vera Bradley*	127,980	3,212
VF	8,350	1,261
Weight Watchers International	17,250	903
Total Consumer discretionary		160,195

Consumer staples-3.4%
B&G Foods	218,470	6,185
Church & Dwight	42,530	2,278
Companhia de Bebidas das Americas, Prefered Shares ADR	103,090	4,329
Estee Lauder, Cl A	77,153	4,618
Golden Eagle Retail Group**	426,830	1,063
Herbalife	72,450	2,387
Hershey	76,370	5,515
PepsiCo	33,510	2,293
Whole Foods Market	20,420	1,865
Total Consumer staples		30,533

Energy-10.7%
Anadarko Petroleum	62,790	4,666
Bellatrix Exploration*	186,350	800
Cabot Oil & Gas	77,386	3,849
Cameron International*	35,970	2,031
China Petroleum & Chemical, H Shares**	1,503,340	1,731
Cobalt International Energy*	189,680	4,659
Comstock Resources*	79,645	1,205
Concho Resources*	79,240	6,385
Delek US Holdings	103,100	2,610
Energy XXI (Bermuda)	71,940	2,316
EOG Resources	13,800	1,667
Epsilon Energy*	160,880	618
Gulfport Energy*	39,270	1,501
Hess	89,580	4,744
Kodiak Oil & Gas*	579,380	5,128
Lehigh Gas Partners LP*	321,400	5,961
Linn	51,720	1,869
Marathon Oil	176,020	5,397
MarkWest Energy Partners LP	111,530	5,689
Nexen	172,120	4,636
Ophir Energy* **	408,010	3,371
PBF Energy*	111,530	3,240
Phillips 66	67,470	3,583
Pioneer Natural Resources	18,650	1,988
Rex Energy*	55,380	721
Schlumberger	43,390	3,006
SemGroup, Cl A*	61,210	2,392
Stone Energy*	160,430	3,292
TriOil Resources, Cl A*	221,510	666
Total Energy		89,721

Financials-13.4%
Affiliated Managers Group*	49,120	6,394
AIA Group**	1,001,076	3,971
Allstate	46,620	1,873
Alterra Capital Holdings	131,350	3,703
American Campus Communities	26,110	1,204
Annaly Capital Management	167,470	2,351
Axis Capital Holdings	91,690	3,176
Banco do Brasil SA	118,300	1,479
Bank of the Ozarks	71,069	2,379
Brown & Brown	157,200	4,002
Camden Property Trust	37,950	2,589
Cardinal Financial	77,040	1,253
Cardtronics*	231,953	5,507
Chubb	38,160	2,874
Citigroup	100,460	3,974
Compartamos SAB de CV	577,964	826
Education Realty Trust	333,520	3,549
EverBank Financial	119,510	1,782
Fidelity National Financial, Cl A	64,460	1,518
Fortegra Financial*	280,280	2,492
Hanover Insurance Group	47,890	1,855
Heritage Oaks Bancorp*	161,800	938
Hersha Hospitality Trust	215,350	1,077
Host Hotels & Resorts	141,880	2,223
IntercontinentalExchange*	40,250	4,983
Invesco	104,370	2,723
MetroCorp Bancshares*	179,209	1,970
Metropolitan Bank & Trust**	1,157,040	2,882
Ocwen Financial*	232,585	8,045
OmniAmerican Bancorp*	64,134	1,483
ProAssurance	167,110	7,050
Raymond James Financial	86,300	3,325
Signature Bank*	51,840	3,698
Silver Bay Realty Trust*	74,540	1,404

	Shares	Value (000)
Simon Property Group	33,680	$5,324
Summit Hotel Properties	216,630	2,058
Sun Communities	60,150	2,399
Tetragon Financial Group**	147,560	1,431
Texas Capital Bancshares*	69,350	3,108
Wells Fargo	35,290	1,206
Total Financials		116,078

Health care-13.0%
Abbott Laboratories	57,136	3,742
Achillion Pharmaceuticals*	59,240	475
Agilent Technologies	42,930	1,758
Air Methods	133,374	4,921
Akorn*	76,989	1,029
Alexion Pharmaceuticals*	29,380	2,755
Align Technology*	125,000	3,469
Allergan	42,610	3,909
Analogic	58,660	4,358
ArthroCare*	140,862	4,872
Astellas Pharma**	51,250	2,305
Baxter International	31,680	2,112
BioMarin Pharmaceuticals*	24,620	1,213
BIO-Rad Laboratories, Cl A*	3,990	419
Cooper	21,930	2,028
Covidien	36,060	2,082
Cubist Pharmaceuticals*	17,400	732
Cynosure, Cl A*	60,650	1,462
Elan SP ADR	76,863	785
Emeritus*	71,610	1,770
Express Scripts Holding*	67,914	3,667
Gilead Sciences*	18,760	1,378
Health Net*	52,120	1,267
Incyte*	29,790	495
Intuitive Surgical*	2,410	1,182
McKesson	37,150	3,602
Medivation*	35,770	1,830
Momenta Pharmaceuticals*	62,600	737
Mylan*	191,560	5,263
Neurocrine Biosciences*	56,009	419
Onyx Pharmaceuticals*	9,420	711
Optimer Pharmaceuticals*	40,110	363
Pfizer	166,960	4,187
Prothena*	1,416	10
PSS World Medical*	100,705	2,908
QLT*	141,421	1,112
Roche Holding AG SP ADR	35,360	1,786
Salix Pharmaceuticals*	37,390	1,514
Sarepta Therapeutics*	24,950	644
Shire**	73,140	2,250
Shire SP ADR	61,490	5,668
Sirona Dental Systems*	14,720	949
Stada Arzneimittel AG**	11,240	364
Synageva BioPharma*	7,690	356
Teleflex	69,600	4,963
Teva Pharmaceutical Industries ADR	184,290	6,881
United Therapeutics*	34,420	1,839
Universal Health Services	60,140	2,908
Vertex Pharmaceuticals*	17,400	730
ViroPharma*	61,390	1,397
Warner Chilcott, Cl A	71,100	856
WellCare Health Plans*	19,120	931
Zimmer Holdings	43,480	2,898
Total Health care		112,261

Industrials-7.2%
AGCO*	28,630	1,406
AMETEK	89,840	3,375
BE Aerospace*	25,080	1,239
Boeing	31,440	2,369
CAI International*	165,110	3,624
Clean Harbors*	42,260	2,325
Corrections Corp. of America	72,750	2,580
Cummins	20,080	2,176
Delta Air Lines*	364,410	4,326
Equifax	102,310	5,537
Fortune Brands Home & Security*	95,330	2,786
Honeywell International	66,900	4,246
Huron Consulting Group*	115,910	3,905
Iron Mountain	184,090	5,716
Middleby*	10,420	1,336
Navistar International*	136,430	2,971
Parker Hannifin	15,720	1,337
Titan International	65,022	1,412
Trex*	19,180	714
Union Pacific	14,850	1,867
United Technologies	29,090	2,386
Verisk Analytics, Cl A*	52,508	2,678
Werner Enterprises	57,760	1,252
Total Industrials		61,563

Information technology-10.4%
Akamai Technologies*	64,140	2,624
Apple	22,240	11,854
Avago Technologies	72,430	2,293
Bottomline Technologies*	79,700	2,103
Broadcom, Cl A	46,880	1,557
Cavium*	38,830	1,212
Digimarc	131,590	2,724
EMC*	86,240	2,182
F5 Networks*	6,350	617
Facebook, Cl A*	243,320	6,480
Fidelity National Information Services	116,295	4,048
Fusion-io*	98,470	2,258
IPG Photonics	24,650	1,643
Juniper Networks*	77,670	1,528
Manhattan Associates*	70,160	4,233
Maxim Integrated Products	73,040	2,146
Monolithic Power Systems	49,180	1,096
OSI Systems*	61,320	3,927
Palo Alto Networks*	51,250	2,743
Qualcomm	50,110	3,107
Salesforce.com*	7,430	1,249
Samsung Electronics**	2,800	4,024
ServiceNow*	32,020	962
Stamps.com*	106,930	2,695
Synchronoss Technologies*	32,000	675
The Ultimate Software Group*	35,410	3,343
TIBCO Software*	78,700	1,732
Tyler Technologies*	37,480	1,816
Visa, Cl A	82,780	12,548
Total Information technology		89,419

Materials-9.4%
Ashland	17,520	1,409
Augusta Resource*	105,600	259

	Contracts/Shares	Value (000)
AuRico Gold*	592,360	$4,845
CF Industries Holdings	38,552	7,832
Cliffs Natural Resources	72,640	2,801
Crown Holdings*	107,080	3,942
Eagle Materials	81,440	4,764
Eastman Chemical	64,080	4,361
Eldorado Gold	139,460	1,796
Glencore International**	497,940	2,876
Haynes International	10,260	532
HudBay Minerals	92,700	934
Inmet Mining	16,810	1,251
Metals USA Holdings	72,810	1,273
Methanex	42,290	1,348
Monsanto	100,780	9,539
PPG Industries	19,790	2,679
Rentech Nitrogen Partners LP	151,020	5,692
Rock-Tenn, Cl A	31,310	2,189
Silver Wheaton	66,230	2,390
SilverCrest Mines*	200,434	512
Teck Resources, Cl B	111,380	4,049
Thompson Creek Metals*	241,760	1,001
Westlake Chemical	80,240	6,363
Yamana Gold	251,710	4,332
Total Materials		78,969

Telecommunication services-0.1%
Cincinnati Bell*	182,330	999
Total Telecommunication services		999

Total Common stock (Cost $703,419)***		739,738

Call option contracts-0.0%
WellCare Health Plans, 1/13 at $55	496	15
WellCare Health Plans, 1/13 at $50	406	51
Total		66

Total Call option contracts (Cost $158)***		66

Put option contracts-0.0%
iShares Russell 2000 Index Fund, 1/13 at $80	1,030	41
Total		41

Total Put option contract (Cost $227)***		41

Warrant-0.0%
Consumer discretionary-0.0%
Kinder Morgan*	110,604	418
Total Consumer discretionary		418

Total Warrant (Cost $—)***		418

Cash equivalent - 2.5%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%^ ^^	21,120,646	21,121

Total Cash equivalent (Cost $21,121)***		21,121

Mutual Fund - 1.1%
Sprott Physical Platinum and Palladium Trust ^^	918,920	9,180
Total Mutual Fund (Cost $9,189)***		9,180

Total Investments-90.3% (Cost $734,114)***		770,564

Segregated cash with brokers-70.0%		594,995

Securities sold short-(57.5)% (Proceeds ($485,853))***		(491,639)

Net Other assets (liabilities)-(2.8)%		(24,103)

Net Assets-100.0%		$849,817

*	Non-income producing security.
**

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $27,410***, representing 3.2% of Net Assets.

***	This number is listed in thousands.
^	Rate shown is the 7-day effective yield as of December 31, 2012.
^^	All or a portion of the shares have been committed as collateral for open short positions.

ADR	- American Depositary Receipt
Cl	- Class
LP	- Limited Partnership

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

December 31, 2012

	Shares	Value (000)
Common stock-48.9%
Consumer discretionary-9.0%
Ascena Retail Group	162,510	$3,005
Buckle	37,640	1,680
Chipotle Mexican Grill	8,940	2,659
Daimler AG, Cl Registered Shares *	16,980	935
Dunkin’ Brands Group	29,330	973
Fifth & Pacific	146,630	1,826
Fossil	18,340	1,707
Galaxy Entertainment Group *	345,623	1,386
General Motors	49,460	1,426
Genuine Parts	21,470	1,365
Jarden	19,570	1,012
LKQ	165,760	3,498
Lowe’s	89,010	3,162
M.D.C Holdings	36,460	1,340
Marks & Spencer Group *	310,949	1,953
Mattel	116,810	4,277
Netflix	10,920	1,013
News, Cl B	76,490	2,007
Nike, Cl B	40,550	2,092
Nordstrom	51,150	2,737
NVR	3,370	3,100
Panera Bread, Cl A	15,200	2,414
Pinnacle Entertainment	12,332	195
Priceline.com	6,715	4,172
Ross Stores	27,890	1,510
Scripps Networks Interactive, Cl A	21,250	1,231
Sherwin-Williams	20,490	3,152
Stage Stores	59,250	1,468
Sturm Ruger	27,460	1,247
Target	161,300	9,544
Tiffany	16,350	938
WABCO Holdings	41,180	2,685
Winnebago Industries	71,030	1,217
Wolverine World Wide	44,940	1,842
Wynn Macau *	457,396	1,260
Total Consumer discretionary		76,028

Consumer staples-2.1%
Brown-Forman, Cl B	18,960	1,199
Campbell Soup	63,710	2,223
Coca-Cola Enterprises	38,390	1,218
Coca-Cola Femsa SAB de CV ADR	8,630	1,286
General Mills	94,360	3,813
Green Mountain Coffee Roasters	17,070	706
JM Smucker	18,220	1,571
Kimberly-Clark	27,260	2,301
Mondelez International, Cl A	36,510	930
Monster Beverage	15,430	816
Wal-Mart Stores	26,460	1,805
Total Consumer staples		17,868

Energy-6.4%
Apache	52,860	4,150
Arch Coal	176,730	1,294
Baker Hughes	38,340	1,566
Berry Petroleum, Cl A	72,660	2,438
Chesapeake Energy	145,900	2,425
Chevron	54,010	5,840
Cimarex Energy	49,780	2,874
ConocoPhillips	94,170	5,461
Continental Resources	24,420	1,795
Diamond Offshore Drilling	34,160	2,322
Ecopetrol SA ADR	75,190	4,487
Encana	166,980	3,300
Helmerich & Payne	25,160	1,409
Oasis Petroleum	63,990	2,035
Patterson-UTI Energy	73,710	1,373
PetroChina, Cl H Shares *	1,077,270	1,554
Southwestern Energy	71,700	2,395
Ultra Petroleum	248,280	4,501
W&T Offshore	60,630	972
Whiting Petroleum	57,660	2,501
Total Energy		54,692

Financials-7.8%
AON	44,530	2,476
Assurant	56,290	1,953
Banco Bradesco SA ADR	146,650	2,547
Banco Santander Chile SA ADR	57,464	1,637
Capital One Financial	67,030	3,883
Cincinnati Financial	89,280	3,496
City National	66,420	3,289
CME Group	74,550	3,780
Eaton Vance	28,410	905
Endurance Specialty Holdings	48,650	1,931
Equity Residential	23,070	1,307
Greenhill	30,940	1,609
Grupo Financiero Banorte SAB de CV, Cl O	133,923	865
Jones Lang LaSalle	62,870	5,277
LaSalle Hotel Properties	80,320	2,039
Legg Mason	77,920	2,004
MSCI, Cl A	123,720	3,834
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares *	27,610	4,985
Nationstar Mortgage Holdings	37,602	1,165
State Street	52,050	2,447
Svenska Handelsbanken AB, Cl A Shares *	56,865	2,045
T. Rowe Price Group	37,420	2,437
Tanger Factory Outlet Centers	221,350	7,570
UDR	97,590	2,321
Zions Bancorp	131,860	2,822
Total Financials		68,624

Health care-8.2%
Amarin PLC ADR	62,360	504
Amedisys	25,980	293
Arena Pharmaceuticals	304,580	2,747
AstraZeneca *	49,450	2,343
AstraZeneca SP ADR	31,730	1,500
athenahealth	13,340	980
Becton Dickinson	21,950	1,716
C.R. Bard	55,720	5,446
Cardinal Health	36,200	1,491
Celgene	20,320	1,600
Chemed	6,900	473
Community Health Systems	19,760	607
DENTSPLY International	106,490	4,218
Edwards Lifesciences	84,510	7,620
Eisai *	24,540	1,025
Eli Lilly	24,450	1,206
Endo Health Solutions	32,450	852

	Shares	Value (000)
Gentiva Health Services	22,959	$231
Greenway Medical Technologies	65,490	1,006
Henry Schein	11,090	892
Hologic	44,630	894
Impax Laboratories	29,770	610
Johnson & Johnson	34,170	2,395
Kindred Healthcare	43,178	467
Life Technologies	19,490	957
Merck	29,060	1,190
Mettler-Toledo International	7,430	1,436
Myriad Genetics	21,980	599
Nektar Therapeutics	57,000	422
Neogen	15,610	707
Novartis AG SP ADR	107,630	6,813
NPS Pharmaceuticals	53,220	484
Patterson	38,670	1,324
Quest Diagnostics	54,970	3,203
Select Medical Holdings	47,480	448
Smith & Nephew SP ADR	10,790	598
Stryker	21,710	1,190
Takeda Pharmaceutical *	22,520	1,007
Tenet Healthcare	28,080	912
UnitedHealth Group, Cl B	16,530	897
Varian Medical Systems	44,490	3,125
VIVUS	66,110	887
Vocera Communications	52,910	1,328
Waters	7,590	661
Total Health care		69,304

Industrials-3.4%
3M	50,540	4,693
Allegiant Travel	24,180	1,775
Ball	96,490	4,318
Cintas	39,360	1,610
CSX	40,780	805
Dover	28,650	1,883
Northrop Grumman	13,450	909
Rockwell Automation	11,100	932
Ryder System	26,040	1,300
SGL Carbon SE *	29,130	1,161
Southwest Airlines	154,750	1,585
Stericycle	13,950	1,301
TransDigm Group	7,350	1,002
Waste Connections	131,660	4,449
Total Industrials		27,723

Information technology-7.5%
Advent Software	88,540	1,893
ARM Holdings SP ADR	87,480	3,309
Baidu SP ADR	19,440	1,950
Check Point Software Technologies	53,910	2,568
Concur Technologies	48,470	3,273
Fiserv	90,360	7,141
FleetCor Technologies	51,160	2,745
Infosys SP ADR	113,700	4,810
International Business Machines	22,380	4,287
Jack Henry & Associates	125,644	4,932
Lender Processing Services	157,320	3,873
LG Display ADR	66,030	956
MasterCard, Cl A	21,150	10,391
Nokia SP ADR	159,430	630
Parametric Technology	49,370	1,111
Paychex	63,480	1,977

	Shares or Principal Amount	Value (000)
Rackspace Hosting	12,920	960
Research In Motion	43,320	515
SanDisk	13,980	609
SAP AG ADR	29,290	2,354
Seagate Technology	20	1
Tech Data	22,000	1,002
Teradata	19,670	1,217
Texas Instruments	30,590	946
Verisign	46,370	1,800
Total Information technology		65,250

Materials-4.5%
Alcoa	241,730	2,098
Allegheny Technologies	67,480	2,049
Aluminum Corp. of China, Cl H Shares *	1,586,040	746
Anglo American *	95,776	3,018
Barrick Gold	51,110	1,789
Compass Minerals International	70,920	5,298
E.I. du Pont de Nemours	56,780	2,553
Freeport-McMoRan Copper & Gold	111,840	3,825
Huntsman	77,210	1,228
Molycorp	99,740	942
Mosaic	84,260	4,771
Newmont Mining	99,030	4,599
Praxair	11,660	1,276
Schnitzer Steel Industries, Cl A	46,230	1,402
Sigma-Aldrich	28,860	2,124
Thyssenkrupp AG *	61,520	1,452
Total Materials		39,170
Total Common stock (Proceeds $412,866)**		418,659

Convertible corporate bond-0.0%
Financials-0.0%
Credit Suisse Group Capital (Guernsey) V, 4.00%, 03/29/13* ***	$160	239
Total Convertible corporate bond (Proceeds $164)**		239

Exchange traded funds-8.6%
CurrencyShares Japanese Yen Trust	5,210	589
ETFS Physical Palladium Shares	46,350	3,208
ETFS Platinum Trust	20,020	3,030
Health Care Select Sector SPDR	152,550	6,094
iShares NASDAQ Biotechnology Index Fund	45,881	6,296
iShares Russell 2000 Growth Index Fund	112,450	10,718
iShares Russell 2000 Index Fund	171,800	14,482
Market Vectors Gold Miners ETF	42,690	1,980
Market Vectors Oil Service ETF	68,880	2,664
Market Vectors Pharmaceutical ETF	37,420	1,487
PowerShares QQQ Trust	46,500	3,028
SPDR S&P 500 ETF Trust	91,800	13,083
SPDR S&P Retail ETF	97,460	6,082
Total Exchange traded funds (Proceeds $72,823)**		72,741

Total Securities sold short-57.5% (Proceeds $485,853)**		491,639

Percentages disclosed are based on total net assets of the Fund at December 31, 2012.

*

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $25,109**, representing 2.8% of Net Assets.

**	This number is listed in thousands.
***

Represents a restricted security.  The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.  At December 31, 2012, illiquid securities were 0.0% of the Fund’s nets assets.

	Acquisition Date	Acquisition Cost		Principal Amount		Fair Value
Credit Suisse Group Capital (Guernsey) V	8/13/12	$164	**	$160	**	$239	**

ADR	-	American Depositary Receipt
Cl	-	Class
ETF	-	Exchange Traded Fund

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Titan Fund

December 31, 2012

	Shares	Value (000)
Common stock-90.1%
Consumer discretionary-23.1%
CBS, Cl B	28,840	$1,097
eBay*	30,800	1,572
Expedia	8,220	505
Ford Motor	55,813	722
GNC Holdings, Cl A	10,880	362
Groupon*	49,599	242
Harley-Davidson	8,000	391
Home Depot	10,510	650
Las Vegas Sands	21,830	1,008
Lennar, Cl A	10,840	419
Marriott International, Cl A	13,260	494
Michael Kors Holdings*	23,870	1,218
Shutterfly*	16,440	491
Starbucks	11,230	602
VF	3,220	486
Total Consumer discretionary		10,259

Consumer staples-4.3%
Hershey	16,490	1,191
Whole Foods Market	7,809	713
Total Consumer staples		1,904

Energy-7.8%
Cabot Oil & Gas	14,170	705
Concho Resources*	13,550	1,091
EOG Resources	5,270	637
Kodiak Oil & Gas*	34,880	309
Schlumberger	10,150	703
Total Energy		3,445

Financials-8.1%
Affiliated Managers Group*	4,960	645
Allstate	18,000	723
Citigroup	19,260	763
IntercontinentalExchange*	4,760	589
Raymond James Financial	13,640	526
Signature Bank*	5,300	378
Total Financials		3,624

Health care-6.0%
Alexion Pharmaceuticals*	6,440	604
Allergan	6,530	599
Express Scripts Holding*	8,950	483
Gilead Sciences*	7,220	530
Intuitive Surgical*	920	451
Total Health care		2,667

Industrials-8.7%
AMETEK	17,380	653
BE Aerospace*	9,750	482
Cummins	7,810	846
Equifax	12,150	658
Honeywell International	10,440	662
Parker Hannifin	6,110	520
Total Industrials		3,821

Information technology-24.8%
Akamai Technologies*	24,910	1,019
Apple	1,135	605
Broadcom, Cl A	18,110	601
Cavium*	15,090	471
EMC*	32,940	834
F5 Networks*	2,470	240
Facebook, Cl A*	27,670	737
Fidelity National Information Services	22,870	796
Juniper Networks*	29,910	588
Maxim Integrated Products	28,480	838
Qualcomm	19,300	1,197
Salesforce.com*	2,860	481
ServiceNow*	12,230	367
The Ultimate Software Group*	4,040	381
TIBCO Software*	30,980	682
Visa, Cl A	7,890	1,196
Total Information technology		11,033

Materials-7.3%
Cliffs Natural Resources	13,200	509
Eastman Chemical	11,340	772
Monsanto	16,890	1,599
Yamana Gold	23,000	396
Total Materials		3,276
Total Common stock (Cost $38,440)**		40,029

Cash equivalent - 10.7%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%*** ^	4,748,557	4,749
Total Cash equivalent (Cost $4,749)**		4,749

Total Investments-100.8% (Cost $43,189)**		44,778

Segregated cash with brokers-7.8%		3,478

Securities sold short-(47.0)% (Proceeds ($20,599))**		(20,864)

Net Other assets (liabilities)-38.4%		17,041

Net Assets-100.0%		$44,433

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2012.
^	All or a portion of the shares have been committed as collateral for open short positions.

Cl	-	Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Titan Fund

December 31, 2012

	Shares	Value (000)
Common stock-47.0%
Consumer discretionary-9.5%
Ascena Retail Group	13,110	$242
Chipotle Mexican Grill	1,240	369
Daimler AG, Cl Registered Shares *	6,600	363
Nike, Cl B	7,320	378
Nordstrom	6,880	368
Panera Bread, Cl A	2,300	365
Priceline.com	710	441
Scripps Networks Interactive, Cl A	8,120	470
Target	10,050	595
Tiffany	6,300	361
Wolverine World Wide	5,980	245
Total Consumer discretionary		4,197

Consumer staples-3.4%
General Mills	20,780	840
Mondelez International, Cl A	14,060	358
Monster Beverage	6,000	317
Total Consumer staples		1,515

Energy-4.2%
Baker Hughes	14,650	598
Chevron	6,540	707
Ultra Petroleum	31,920	579
Total Energy		1,884

Financials-6.0%
Capital One Financial	10,300	597
CME Group	9,300	472
Eaton Vance	11,050	352
Jones Lang LaSalle	5,670	476
MSCI, Cl A	12,520	388
Zions Bancorp	16,810	360
Total Financials		2,645

Health care-4.9%
C.R. Bard	7,300	714
Edwards Lifesciences	3,950	356
Patterson	14,140	484
Varian Medical Systems	8,860	622
Total Health care		2,176

Industrials-3.2%
CSX	15,700	310
Northrop Grumman	5,230	353
Rockwell Automation	4,250	357
TransDigm Group	2,860	390
Total Industrials		1,410

Information technology-14.0%
ARM Holdings SP ADR	9,410	356
Baidu SP ADR	3,470	348
Concur Technologies	5,460	369
Fiserv	5,580	441
Infosys SP ADR	17,000	719
International Business Machines	3,660	701
LG Display ADR	25,940	376
MasterCard, Cl A	1,450	712
Rackspace Hosting	4,940	367
SanDisk	5,440	237
Tech Data	8,390	382
Teradata	7,640	473
Texas Instruments	11,820	366
Verisign	9,840	382
Total Information technology		6,229

Materials-1.8%
Alcoa	35,930	312
Praxair	4,530	496
Total Materials		808
Total Common stock (Proceeds $20,599)**		20,864

Total Securities sold short-47.0% (Proceeds $20,599)**		20,864

Percentages disclosed are based on total net assets of the Fund at December 31, 2012.

*

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $363**, representing 0.8% of Net Assets.

**	This number is listed in thousands.

ADR	-	American Depositary Receipt
Cl	-	Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner All Cap Growth Fund

December 31, 2012

	Shares	Value (000)
Common stock-98.2%†
Consumer discretionary-17.5%
American Eagle Outfitters	32,320	$663
eBay*	14,180	723
LinkedIn, Cl A#*	5,680	652
Michael Kors Holdings*	11,840	604
Wynn Resorts	6,000	675
Total Consumer discretionary		3,317

Consumer staples-3.8%
Whole Foods Market	7,940	725
Total Consumer staples		725

Energy-3.2%
Concho Resources*	7,620	614
Total Energy		614

Financials-9.3%
Affiliated Managers Group*	4,480	583
CBRE Group*	29,970	596
IntercontinentalExchange*	4,760	589
Total Financials		1,768

Health care-13.1%
Alexion Pharmaceuticals*	7,490	703
ARIAD Pharmaceuticals*	18,300	351
Catamaran*	16,440	774
Intuitive Surgical*	1,370	672
Total Health care		2,500

Information technology-49.6%
Apple	3,550	1,893
Avago Technologies	23,600	747
Broadcom, Cl A	14,340	476
Cavium#*	24,200	756
Citrix Systems*	10,030	660
Cornerstone OnDemand*	15,250	450
F5 Networks*	4,390	426
Monolithic Power Systems#	14,800	330
NXP Semiconductors*	31,170	822
Peregrine Semiconductor*	41,080	630
Qualcomm	10,930	678
RF Micro Devices*	75,770	339
Salesforce.com*	2,600	437
Sourcefire*	9,580	453
TIBCO Software*	13,550	298
Total Information technology		9,395

Telecommunication services-1.7%
SBA Communications, Cl A*	4,610	327
Total Telecommunication services		327
Total Common stock (Cost $17,710)**		18,646

Cash equivalent - 9.7%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%*** (1)	1,843,318	1,843
Total Cash equivalent (Cost $1,843)**		1,843

Total Investments-107.9% (Cost $19,553)**		20,489

Net Other assets (liabilities)-(7.9)%		(1,509)

Net Assets-100.0%		$18,980

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2012.
#	Security fully or partially on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $1,728**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2012 was $1,728**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	-	Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Concentrated Growth Fund

December 31, 2012

	Shares	Value (000)
Common stock-99.6%†
Consumer discretionary-19.2%
eBay*	14,360	$733
Las Vegas Sands	17,500	807
Lennar, Cl A#	25,770	997
Starbucks	10,920	586
Total Consumer discretionary		3,123

Energy-7.1%
Cobalt International Energy*	20,850	512
Concho Resources*	7,940	640
Total Energy		1,152

Financials-5.7%
CBRE Group*	46,860	933
Total Financials		933

Health care-7.8%
Alexion Pharmaceuticals*	7,860	737
Intuitive Surgical*	1,080	530
Total Health care		1,267

Industrials-9.1%
AMETEK	18,035	678
Caterpillar	8,870	795
Total Industrials		1,473

Information technology-45.8%
Apple	3,800	2,025
Broadcom, Cl A	17,490	581
Facebook, Cl A*	36,120	961
Fusion-io#*	22,370	513
Palo Alto Networks#*	9,340	500
Qualcomm	8,190	508
Splunk*	14,540	422
Stratasys*	8,820	707
VMware, Cl A#*	4,920	463
Workday, Cl A*	13,620	742
Total Information technology		7,422

Materials-4.9%
Monsanto	8,420	797
Total Materials		797
Total Common stock (Cost $15,440)**		16,167

Cash equivalent - 14.4%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%*** (1)	2,335,636	2,336
Total Cash equivalent (Cost $2,336)**		2,336

Total Investments-114.0% (Cost $17,776)**		18,503

Net Other assets (liabilities)-(14.0)%		(2,273)

Net Assets-100.0%		$16,230

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2012.
#	Security fully or partially on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $2,348**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2012 was $2,336**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

December 31, 2012

	Shares	Value (000)
Common stock-99.1%
Consumer discretionary-18.5%
Aeropostale*	235,160	$3,059
Ann*	90,060	3,047
Arctic Cat*	3,170	106
Buffalo Wild Wings# *	34,170	2,488
Children’s Place Retail Stores*	53,360	2,363
Cracker Barrel Old Country Store	74,110	4,763
Meritage Homes*	52,560	1,963
Oxford Industries	56,440	2,617
Red Robin Gourmet Burgers*	47,470	1,675
rue21# *	38,988	1,107
Select Comfort*	97,720	2,557
SHFL entertainment*	166,470	2,414
Shutterfly*	80,780	2,413
Ulta Salon, Cosmetics & Fragrance#	37,130	3,648
Vitamin Shoppe*	97,159	5,573
Total Consumer discretionary		39,793

Consumer staples-6.1%
B&G Foods	128,690	3,644
Boston Beer, Cl A# *	10,200	1,371
Susser Holdings*	62,654	2,161
TreeHouse Foods*	38,737	2,019
United Natural Foods*	72,348	3,877
Total Consumer staples		13,072

Energy-4.7%
Alon USA Energy	34,708	628
Bonanza Creek Energy*	54,780	1,522
Diamondback Energy*	100,990	1,931
Halcon Resources# *	78,786	545
Kodiak Oil & Gas*	151,150	1,338
Lufkin Industries#	18,410	1,070
Rex Energy*	235,970	3,073
Total Energy		10,107

Financials-6.9%
Cardtronics*	63,899	1,517
Education Realty Trust	291,945	3,106
Home Loan Servicing Solutions	62,280	1,177
Sovran Self Storage	51,850	3,221
Sun Communities	61,580	2,456
Umpqua Holdings#	102,810	1,212
Walter Investment Management# *	41,490	1,785
Total Financials		14,474

Health care-21.7%
Acadia Healthcare# *	106,300	2,480
Affymax*	17,620	335
Air Methods	136,350	5,030
Akorn# *	261,180	3,489
Analogic	54,570	4,055
ArthroCare*	162,096	5,606
Catamaran*	134,982	6,358
Computer Programs & Systems	43,431	2,186
Cyberonics*	61,958	3,255
Cynosure, Cl A*	57,010	1,375
Emeritus*	39,570	978
Endologix*	62,760	894
Integra LifeSciences Holdings*	52,630	2,051
Molina Healthcare*	78,150	2,115
Orthofix International*	49,790	1,958
PAREXEL International*	50,574	1,496
QLT*	31,575	248
Santarus*	97,000	1,065
Sarepta Therapeutics# *	25,190	650
Synageva BioPharma# *	18,820	871
Total Health care		46,495

Industrials-18.9%
AAR	71,710	1,340
Chart Industries*	58,688	3,913
Copa Holdings, Cl A	46,721	4,646
EnPro Industries# *	70,450	2,881
ESCO Technologies	36,760	1,375
Genesee & Wyoming, Cl A*	30,005	2,283
Greenbrier# *	20,320	329
Huron Consulting Group*	168,791	5,686
Middleby*	42,103	5,397
On Assignment*	115,470	2,342
RBC Bearings*	20,836	1,043
Thermon Group Holdings*	71,790	1,618
Titan International#	24,440	531
Trex*	39,310	1,464
Triumph Group	79,614	5,198
Total Industrials		40,046

Information technology-18.7%
ANSYS*	41,610	2,802
Blucora*	27,280	429
Bottomline Technologies*	65,732	1,735
BroadSoft# *	32,370	1,176
Cavium# *	27,680	864
Cirrus Logic*	58,730	1,701
Coherent#	38,664	1,957
Electronics for Imaging*	133,490	2,535
Ellie Mae*	29,310	813
GSI Group*	190,970	1,654
Heartland Payment Systems	84,980	2,507
Imperva# *	67,810	2,138
MagnaChip Semiconductor*	12,700	202
Manhattan Associates*	48,500	2,926
Monolithic Power Systems#	84,950	1,893
NETGEAR*	36,060	1,422
OSI Systems*	56,400	3,612
Procera Networks*	60,170	1,116
Stamps.com# *	87,041	2,193
Synchronoss Technologies# *	77,410	1,633
Tyler Technologies*	60,730	2,942
Ultratech*	38,500	1,436
Total Information technology		39,686

Materials-2.3%
KapStone Paper & Packaging	98,130	2,178
Rentech Nitrogen Partners LP#	75,220	2,835
Total Materials		5,013

Telecommunication services-0.6%
8x8*	161,370	1,193
Total Telecommunication services		1,193

Utilities-0.7%
Artesian Resources, Cl A#	34,415	772

	Shares	Value (000)
RADWARE*	22,020	$727
Total Utilities		1,499
Total Common stock (Cost $156,284)**		211,378

Cash equivalent - 12.4%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%*** (1)	26,410,484	26,410
Total Cash equivalent (Cost $26,410)**		26,410

Total Investments-111.5% (Cost $182,694)**		237,788

Net Other assets (liabilities)-(11.5)%		(24,453)

Net Assets-100.0%		$213,335

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2012.
#	Security fully or partially on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $24,750**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2012 was $24,685**.

Cl	- Class
LP	- Limited Partnership

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Large Growth Fund

December 31, 2012

	Shares	Value (000)
Common stock-100.4%†
Consumer discretionary-21.4%
Amazon.com*	17,770	$4,463
AutoZone*	4,550	1,613
Comcast, Cl A	106,500	3,981
eBay*	86,855	4,431
GNC Holdings, Cl A#	82,520	2,746
Home Depot	75,850	4,691
Las Vegas Sands	68,610	3,167
Lennar, Cl A#	74,550	2,883
Lululemon Athletica# *	23,725	1,809
Michael Kors Holdings*	52,290	2,668
Ralph Lauren	15,625	2,343
Starbucks	76,310	4,092
Starwood Hotels & Resorts Worldwide	57,895	3,321
Yum! Brands	38,920	2,584
Total Consumer discretionary		44,792

Consumer staples-6.4%
Coca-Cola	232,050	8,412
Estee Lauder, Cl A	40,290	2,412
Whole Foods Market	28,114	2,568
Total Consumer staples		13,392

Energy-6.1%
Anadarko Petroleum	22,685	1,686
Cabot Oil & Gas	36,330	1,807
Cobalt International Energy*	47,460	1,166
Concho Resources*	37,388	3,011
Schlumberger	71,200	4,933
Total Energy		12,603

Financials-4.4%
Affiliated Managers Group*	27,470	3,575
CBRE Group*	152,140	3,028
Simon Property Group	16,909	2,673
Total Financials		9,276

Health care-11.9%
Abbott Laboratories*	48,930	1,537
Abbott Laboratories	58,670	3,842
Alexion Pharmaceuticals*	34,125	3,201
Allergan	33,060	3,033
Biogen Idec*	26,030	3,818
Cerner*	43,290	3,361
Gilead Sciences*	30,440	2,236
Intuitive Surgical*	7,470	3,663
Total Health care		24,691

Industrials-6.4%
AMETEK	90,635	3,405
Caterpillar	47,330	4,240
Cummins	29,600	3,207
Precision Castparts	13,300	2,519
Total Industrials		13,371

Information technology-41.4%
Apple	52,740	28,112
ASML Holding, NY Shares#	35,730	2,301
Broadcom, Cl A	96,890	3,218
EMC*	176,770	4,472
F5 Networks*	11,020	1,071
Facebook, Cl A*	172,240	4,587
Fidelity National Information Services	81,265	2,829
Fusion-io# *	66,940	1,535
Google, Cl A*	10,655	7,558
Juniper Networks*	73,930	1,454
NXP Semiconductors*	89,320	2,356
Palo Alto Networks# *	25,280	1,353
Qualcomm	119,615	7,418
Salesforce.com# *	21,390	3,595
ServiceNow# *	21,660	650
Splunk*	42,230	1,226
Stratasys# *	36,810	2,950
Visa, Cl A	35,020	5,308
VMware, Cl A# *	38,100	3,587
Workday, Cl A*	23,850	1,300
Total Information technology		86,880

Materials-2.4%
Monsanto	52,205	4,941
Total Materials		4,941
Total Common stock (Cost $188,274)**		209,946

Cash equivalent - 9.8%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%*** (1)	21,030,226	21,030
Total Cash equivalent (Cost $21,030)**		21,030

Total Investments-110.2% (Cost $209,304)**		230,976

Net Other assets (liabilities)-(10.2)%		(21,911)

Net Assets-100.0%		$209,065

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2012.
#	Security fully or partially on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $21,009**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2012 was $20,942**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

December 31, 2012

	Shares	Value (000)
Common stock-100.5%†
Consumer discretionary-27.8%
American Eagle Outfitters	382,510	$7,845
BorgWarner*	101,730	7,286
Dick’s Sporting Goods	126,010	5,732
GNC Holdings, Cl A#	180,310	6,001
Harley-Davidson	155,590	7,599
HomeAway# *	266,460	5,862
Liberty Global, Cl A*	70,150	4,419
LinkedIn, Cl A# *	67,570	7,758
Lululemon Athletica# *	49,160	3,747
Michael Kors Holdings*	191,600	9,777
Polaris Industries	55,890	4,703
Ralph Lauren	52,940	7,937
Royal Caribbean Cruises	130,260	4,429
Starwood Hotels & Resorts Worldwide	118,380	6,790
Toll Brothers*	259,660	8,395
Tractor Supply	100,300	8,863
Under Armour, Cl A# *	114,150	5,540
Urban Outfitters# *	199,200	7,841
VF	53,190	8,030
Wynn Resorts	85,045	9,567
Total Consumer discretionary		138,121

Consumer staples-4.5%
Hain Celestial Group*	85,470	4,634
Kroger	365,560	9,512
Whole Foods Market	92,170	8,418
Total Consumer staples		22,564

Energy-6.0%
Cabot Oil & Gas	148,450	7,384
Cobalt International Energy*	136,440	3,351
Concho Resources*	109,938	8,856
FMC Technologies*	125,430	5,372
Oil States International*	68,260	4,883
Total Energy		29,846

Financials-12.0%
Affiliated Managers Group*	69,100	8,993
Brown & Brown	234,688	5,975
Cardtronics*	355,070	8,429
CBRE Group*	483,700	9,626
First Republic Bank	182,230	5,973
IntercontinentalExchange*	75,960	9,405
Invesco	180,060	4,698
Signature Bank*	94,960	6,775
Total Financials		59,874

Health care-12.0%
Alexion Pharmaceuticals*	111,594	10,469
ARIAD Pharmaceuticals*	143,630	2,755
Catamaran*	193,790	9,129
DaVita*	66,280	7,326
Intuitive Surgical*	15,500	7,601
Mylan*	154,990	4,259
Onyx Pharmaceuticals*	65,822	4,972
Perrigo	52,800	5,493
Regeneron Pharmaceuticals*	45,930	7,857
Total Health care		59,861

Industrials-10.4%
BE Aerospace*	154,760	7,645
Delta Air Lines*	627,840	7,452
Equifax	145,660	7,883
Genesee & Wyoming, Cl A*	76,070	5,787
Joy Global	122,567	7,817
MasTec# *	279,230	6,961
Robert Half International	91,830	2,922
Roper Industries	45,420	5,063
Total Industrials		51,530

Information technology-22.4%
Allot Communications# *	276,740	4,931
ASML Holding, NY Shares#	48,988	3,155
Avago Technologies	233,190	7,383
Broadcom, Cl A	217,461	7,222
Cavium# *	310,039	9,677
Ciena# *	442,550	6,948
Citrix Systems*	137,210	9,021
F5 Networks*	79,334	7,707
Fusion-io# *	327,790	7,516
MercadoLibre#	53,576	4,209
NXP Semiconductors*	417,200	11,002
Palo Alto Networks# *	79,200	4,239
Splunk# *	121,280	3,520
Stratasys# *	30,450	2,441
TIBCO Software*	394,580	8,685
Trimble Navigation*	86,220	5,154
Ultratech*	159,600	5,953
Workday, Cl A# *	59,020	3,217
Total Information technology		111,980

Materials-4.7%
Crown Holdings*	145,890	5,370
Eastman Chemical#	162,210	11,039
PPG Industries	51,040	6,908
Total Materials		23,317

Telecommunication services-0.7%
SBA Communications, Cl A*	49,320	3,503
Total Telecommunication services		3,503
Total Common stock (Cost $449,424)**		500,596

Cash equivalent - 15.1%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%*** (1)	75,597,952	75,598
Total Cash equivalent (Cost $75,598)**		75,598

Total Investments-115.6% (Cost $525,022)**		576,194

Net Other assets (liabilities)-(15.6)%		(78,093)

Net Assets-100.0%		$498,101

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2012.

#	Security fully or partially on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $75,870**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2012 was $75,598**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2012

	Shares	Value (000)
Common stock-98.8%†
Consumer discretionary-17.0%
Ann*	51,318	$1,737
BJ’s Restaurants# *	46,850	1,541
Brunswick	94,500	2,749
DSW, Cl A	30,260	1,988
Five Below# *	50,190	1,608
Hibbett Sports*	36,040	1,899
HomeAway# *	82,260	1,810
Imax# *	76,620	1,722
Meritage Homes*	57,080	2,132
SHFL entertainment*	139,204	2,018
Shutterfly*	55,510	1,658
Sonic Automotive, Cl A	101,710	2,125
Sotheby’s	61,204	2,058
Steven Madden*	51,695	2,185
Tenneco*	71,150	2,498
Texas Roadhouse	104,670	1,759
Vail Resorts	29,790	1,611
Vera Bradley# *	68,930	1,730
Vitamin Shoppe*	40,770	2,338
Zumiez# *	68,930	1,338
Total Consumer discretionary		38,504

Consumer staples-3.4%
B&G Foods	71,780	2,032
Hain Celestial Group# *	29,540	1,602
Susser Holdings*	51,890	1,790
United Natural Foods*	43,883	2,351
Total Consumer staples		7,775

Energy-5.8%
Carrizo Oil & Gas# *	70,990	1,485
Comstock Resources# *	99,760	1,509
Dril-Quip*	36,220	2,646
Energy XXI (Bermuda)	67,020	2,157
Gulfport Energy# *	49,670	1,899
Kodiak Oil & Gas*	206,810	1,831
Stone Energy*	73,880	1,516
Total Energy		13,043

Financials-8.7%
Alterra Capital Holdings	79,800	2,250
Bank of the Ozarks#	58,070	1,944
Cardtronics*	93,630	2,223
Colonial Properties Trust	97,260	2,078
Education Realty Trust	222,720	2,370
Equity One	100,750	2,117
Highwoods Properties#	58,700	1,964
ProAssurance	34,800	1,468
Texas Capital Bancshares*	47,860	2,145
Walter Investment Management*	24,200	1,041
Total Financials		19,600

Health care-16.3%
Acadia Healthcare# *	64,170	1,498
Affymax*	55,020	1,045
Air Methods	44,940	1,658
Akorn# *	151,656	2,026
Align Technology*	82,700	2,295
Bruker*	104,090	1,589
Cubist Pharmaceuticals# *	58,980	2,481
Endologix*	83,380	1,187
Incyte# *	87,333	1,451
Integra LifeSciences Holdings*	65,330	2,547
Onyx Pharmaceuticals*	27,000	2,039
PAREXEL International*	59,290	1,755
Pharmacyclics# *	43,030	2,492
Sirona Dental Systems*	25,413	1,638
Synageva BioPharma# *	27,444	1,270
Team Health Holdings*	67,170	1,932
Teleflex	49,203	3,509
ViroPharma*	52,810	1,202
WellCare Health Plans*	27,510	1,339
West Pharmaceutical Services	30,710	1,681
Total Health care		36,634

Industrials-17.1%
Alaska Air Group*	51,140	2,204
Avis Budget Group*	132,210	2,620
Belden	64,400	2,897
Carpenter Technology	37,540	1,938
Chart Industries*	28,020	1,868
Clean Harbors*	36,330	1,999
Colfax# *	43,340	1,749
Genesee & Wyoming, Cl A*	30,580	2,327
Healthcare Services Group	78,970	1,834
Hexcel# *	114,610	3,090
Kforce	63,907	916
Old Dominion Freight Line*	85,675	2,937
Thermon Group Holdings*	52,480	1,182
Titan International#	117,530	2,553
TrueBlue*	123,492	1,945
US Airways Group*	164,823	2,225
USG# *	63,070	1,770
Woodward	63,861	2,435
Total Industrials		38,489

Information technology-25.1%
Allot Communications# *	69,970	1,247
Aspen Technology*	67,340	1,861
Bottomline Technologies*	60,550	1,598
BroadSoft# *	55,199	2,005
Cavium# *	76,520	2,388
Ciena# *	135,960	2,135
Cirrus Logic*	58,870	1,705
Cognex	54,550	2,009
CommVault Systems*	33,810	2,357
Cornerstone OnDemand# *	75,180	2,220
Finisar# *	122,760	2,001
Fusion-io# *	59,130	1,356
Guidewire Software*	63,680	1,893
Heartland Payment Systems	30,165	890
IPG Photonics#	28,390	1,892
Manhattan Associates*	23,610	1,425
MAXIMUS	53,980	3,412
Monolithic Power Systems#	88,110	1,963
NetScout Systems*	81,840	2,127
OSI Systems*	32,710	2,095
QLIK Technologies*	75,321	1,636
RF Micro Devices*	377,150	1,690
Semtech*	85,450	2,473
Sourcefire# *	52,560	2,481
Stratasys# *	24,060	1,928
Teradyne*	114,600	1,936

	Shares	Value (000)
The Ultimate Software Group*	25,680	$2,424
Ultratech*	61,650	2,300
Zillow, Cl A# *	41,220	1,144
Total Information technology		56,591

Materials-4.6%
Boise	297,320	2,364
Chemtura*	112,440	2,390
Commercial Metals	122,620	1,822
Louisiana-Pacific# *	133,842	2,586
Methanex	45,220	1,441
Total Materials		10,603

Telecommunication services-0.8%
Cogent Communications Group#	79,570	1,801
Total Telecommunication services		1,801
Total Common stock (Cost $187,696)**		223,040

Right-0.0%
Energy-0.0%
CVR Energy* ^	61,770	—
Total Energy		—
Total Right (Cost $—)**		—

Cash equivalent - 27.9%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%*** (1)	62,864,957	62,865
Total Cash equivalent (Cost $62,865)**		62,865

Total Investments-126.7% (Cost $250,561)**		285,905

Net Other assets (liabilities)-(26.7)%		(60,224)

Net Assets-100.0%		$225,681

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2012.
#	Security fully or partially on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $59,886**. Certain of these securities may have been sold prior to period end.
^	Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2012 was $59,693**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	- Class

Amounts designated as “-” are $0.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Global Opportunities Fund

December 31, 2012

	Shares	Value (000)
Common stock-95.3%†
Consumer discretionary-18.3%
Lennar, Cl A	1,400	$54
LinkedIn, Cl A*	510	59
Lululemon Athletica*	570	43
Michael Kors Holdings*	690	35
Ralph Lauren	340	51
Sands China**	10,731	48
Starbucks	980	53
Total Consumer discretionary		343

Consumer staples-4.5%
Companhia de Bebidas das Americas, Prefered Shares ADR	870	37
Whole Foods Market	500	46
Total Consumer staples		83

Energy-2.4%
Schlumberger	650	45
Total Energy		45

Financials-13.9%
AIA Group**	15,461	62
CBRE Group*	3,630	72
Compartamos SAB de CV	38,560	55
Metropolitan Bank & Trust**	29,890	74
Total Financials		263

Health care-10.4%
Alexion Pharmaceuticals*	780	73
Catamaran*	1,400	66
Intuitive Surgical*	110	54
Total Health care		193

Industrials-5.5%
Caterpillar	550	49
PT United Tractors Tbk**	26,160	54
Total Industrials		103

Information technology-40.3%
Apple	240	128
ASML Holding, NY Shares	501	32
Avago Technologies	1,300	41
Broadcom, Cl A	1,530	51
F5 Networks*	430	42
Fusion-io*	1,160	27
Imagination Technologies Group* **	9,110	59
MURATA MANUFACTURING**	670	40
NXP Semiconductors*	3,390	90
Palo Alto Networks*	830	44
Qualcomm	1,240	76
Splunk*	1,320	38
Stratasys*	430	34
Workday, Cl A*	990	54
Total Information technology		756
Total Common stock (Cost $1,556)***		1,786

Cash equivalent - 3.0%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%^	56,974	57
Total Cash equivalent (Cost $57)***		57

Total Investments-98.3% (Cost $1,613)***		1,843

Net Other assets (liabilities)-1.7%		32

Net Assets-100.0%		$1,875

*	Non-income producing security.
**

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $337***, representing 17.9% of Net Assets.

***	This number is listed in thousands.
^	Rate shown is the 7-day effective yield as of December 31, 2012.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

Country Allocation as of 12/31/2012††

United States	61.8%
Netherlands	6.7
Hong Kong	5.2
Philippines	4.0
United Kingdom	3.2
Mexico	3.0
Indonesia	2.9
Cayman Islands	2.6
Netherlands Antilles	2.4
Singapore	2.2
Japan	2.1
Brazil	2.0
Israel	1.9
Total	100.0%

††	Percentages are based on total investments.

(Unaudited)

Schedule of investments

Turner International Growth Fund

December 31, 2012

	Shares	Value (000)
Common stock-95.4%
Consumer discretionary-12.4%
Adidas AG*	6,126	$547
Industria de Diseno Textil SA*	3,448	484
InterContinental Hotels Group*	18,966	532
Lululemon Athletica**	6,650	507
LVMH Moet Hennessy Louis Vuitton*	3,151	582
Sands China*	75,137	336
Tencent Holdings*	4,700	154
Toyota Motor*	18,480	863
Total Consumer discretionary		4,005

Consumer staples-16.5%
British American Tobacco*	10,170	517
Companhia de Bebidas das Americas, Prefered Shares ADR	5,500	231
Diageo*	17,170	500
Japan Tobacco*	15,550	439
Kimberly-Clark de Mexico SAB de CV	86,226	222
L’Oreal SA*	2,682	373
Nestle*	17,543	1,144
Remy Cointreau	2,710	296
SABMiller*	10,376	481
Shoprite Holdings*	10,734	261
Unilever*	10,230	398
Unilever NV*	12,730	486
Total Consumer staples		5,348

Energy-6.2%
BG Group*	17,980	300
Cosan SA industria e comercio**	11,930	243
Enbridge	10,930	473
Petroleum Geo-Services*	28,470	496
Suncor Energy	15,140	498
Total Energy		2,010

Financials-12.2%
AIA Group*	109,732	436
Concentradora Fibra Hotelera Mexicana SA de CV**	101,560	152
Credit Suisse Group AG, Cl Registered Shares*	15,848	387
ICICI Bank SP ADR	5,050	220
Industrial & Commerical Bank of China, Cl H*	343,150	248
Lloyds Banking Group* **	517,529	412
Metropolitan Bank & Trust*	97,090	242
Mitsui Fudosan*	23,740	581
Sberbank of Russia ADR*	18,580	233
Standard Chartered*	21,444	555
Swedbank AB, A Shares*	24,184	475
Total Financials		3,941

Health care-9.9%
Astellas Pharma*	6,050	272
Catamaran**	5,720	269
China Medical System Holdings*	240,390	188
GlaxoSmithKline*	25,110	547
Novo Nordisk, Cl B*	2,780	453
Roche Holding*	4,340	878
Shire*	12,740	392
Teva Pharmaceutical Industries ADR	6,190	231
Total Health care		3,230

Industrials-17.8%
Assa Abloy AB, Cl B*	13,100	494
Canadian Pacific Railway	5,420	550
China Railway Contstruction, Cl H*	161,080	186
Copa Holdings, Cl A	3,400	338
Embraer SA	33,839	239
Experian*	18,950	305
FANUC*	2,800	521
GEA Group*	15,440	502
Komatsu*	21,720	558
Rolls-Royce Holdings*	22,120	317
Schneider Electric SA*	7,880	577
Tata Motors ADR	8,560	246
Tullow Oil*	16,740	349
Wolseley*	8,812	422
Yuexiu Transport Infrastructure*	495,900	241
Total Industrials		5,845

Information technology-5.6%
Anritsu*	17,930	213
ASML Holding NV*	6,106	392
NXP Semiconductors**	12,350	326
Samsung Electronics*	410	589
Sonda SA	87,740	279
Total Information technology		1,799

Materials-11.2%
BASF SE*	6,050	572
BHP Billiton*	21,270	830
Goldcorp	10,960	403
Linde*	2,740	479
Rexam*	52,010	372
Rio Tinto*	9,760	686
Silver Wheaton	8,510	307
Total Materials		3,649

Telecommunication services-2.5%
BT Group*	103,830	396
China Mobile*	19,218	226
Turkcell Iletisim Hizmetleri AS* **	30,600	199
Total Telecommunication services		821

Utilities-1.1%
Beijing Enterprises Holdings*	27,960	183
China Resources Power Holdings*	64,560	166
Total Utilities		349
Total Common stock (Cost $27,075)***		30,997

Cash equivalent - 4.5%
BlackRock Liquidity Funds TempCash, Dollar Shares, 0.010%^	1,458,089	1,458
Total Cash equivalent (Cost $1,458)***		1,458

Total Investments-99.9% (Cost $28,533)***		32,455

Net Other assets (liabilities)-0.1%		32

Net Assets-100.0%		$32,487

*

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of December 31, 2012 the total market value of these securities was $24,967***, representing 76.8% of Net Assets.

**	Non-income producing security.
***	This number is listed in thousands.
^	Rate shown is the 7-day effective yield as of December 31, 2012.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

Country Allocation as of 12/31/2012††

United Kingdom	17.6%
Japan	10.7
Switzerland	7.4
United States	6.9
Canada	6.9
Germany	6.5
France	5.6
Australia	4.7
Netherlands	3.7
Jersey	3.4
Hong Kong	3.1
Sweden	3.0
Brazil	2.2
Cayman Islands	2.1
Republic of Korea (South)	1.8
Norway	1.5
Spain	1.5
India	1.4
Denmark	1.4
China	1.3
Mexico	1.2
Panama	1.0
Chile	0.9
South Africa	0.8
Philippines	0.7
Russian Federation	0.7
Bermuda	0.7
Israel	0.7
Turkey	0.6
Total	100.0%

††	Percentages are based on total investments.

Notes to Schedules of Investments

December 31, 2012 (unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Market Neutral Fund (“Market Neutral Fund”), Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”), Turner Titan Fund (“Titan Fund”), Turner All Cap Growth Fund (“All Cap Growth Fund”), Turner Concentrated Growth Fund (“Concentrated Growth Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Large Growth Fund (“Large Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), Turner Small Cap Growth Fund (“Small Cap Growth Fund”), Turner Global Opportunities Fund (“Global Opportunities Fund”) and Turner International Growth Fund (“International Growth Fund”), each a “Fund” and collectively the “Funds.”

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments, the Schedules of securities sold short and the Schedule of open options written.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Notes to Schedules of Investments

December 31, 2012 (unaudited)

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on Nasdaq), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or Nasdaq Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Schedules of Investments

December 31, 2012 (unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds’ Sub-administrator, as defined in Note 3, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for approval by the Board (“trigger points”), the Sub-administrator will notify Turner Investments, L.P. (the “Adviser”), that such limits have been exceeded. If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended December 31, 2012, there were no Level 3 investments for which significant unobservable events were used to determine fair value.

The following is a summary of inputs used to value the Funds’ investments as of December 31, 2012 (000), while the breakdown, by category, of common stock is disclosed on the Schedule of investments and Schedule of securities sold short for each fund, as applicable:

	Level 1	Level 2	Total

Market Neutral Fund

Investments in securities
Common stock	$23,871	$632	$24,503
Cash equivalent	82	—	82
Total Investments in securities	$23,953	$632	$24,585

Securities sold short
Common stock	$22,679	$1,316	$23,995
Total Securities sold short	$22,679	$1,316	$23,995

Notes to Schedules of Investments

December 31, 2012 (unaudited)

	Level 1	Level 2	Total

Medical Sciences Long/Short Fund

Investments in securities
Common stock	$19,673	$765	$20,438
Call option contracts	11	—	11
Total Investments in securities	$19,684	$765	$20,449

Securities sold short
Common stock	$11,559	$603	$12,162
Exchange traded funds	3,426	—	3,426
Total Securities sold short	$14,985	$603	$15,588

Spectrum Fund

Investments in securities
Common stock	$712,328	$27,410	$739,738
Call option contracts	66	—	66
Put option contracts	41	—	41
Warrant	418	—	418
Cash equivalent	21,121	—	21,121
Mutual Fund	9,180	—	9,180
Total Investments in securities	$743,154	$27,410	$770,564

Securities sold short
Common stock	$393,789	$24,870	$418,659
Convertible corporate bond	—	239	239
Exchange traded funds	72,741	—	72,741
Total Securities sold short	$466,530	$25,109	$491,639

Titan Fund

Investments in securities
Common stock	$40,029	$—	$40,029
Cash equivalent	4,749	—	4,749
Total Investments in securities	$44,778	$—	$44,778

Securities sold short
Common stock	$20,501	$363	$20,864
Total Securities sold short	$20,501	$363	$20,864

All Cap Growth Fund

Investments in securities
Common stock	$18,646	$—	$18,646
Cash equivalent	1,843	—	1,843
Total Investments in securities	$20,489	$—	$20,489

Notes to Schedules of Investments

December 31, 2012 (unaudited)

	Level 1	Level 2		Total

Emerging Growth Fund

Investments in securities
Common stock	$211,378	$—		$211,378
Cash equivalent	26,410	—		26,410
Total Investments in securities	$237,788	$—		$237,788

Large Growth Fund

Investments in securities
Common stock	$209,946	$—		$209,946
Cash equivalent	21,030	—		21,030
Total Investments in securities	$230,976	$—		$230,976

Midcap Growth Fund

Investments in securities
Common stock	$500,596	$—		$500,596
Cash equivalent	75,598	—		75,598
Total Investments in securities	$576,194	$—		$576,194

Small Cap Growth Fund

Investments in securities
Common stock	$223,040	$—		$223,040
Right	—	—	(a)	—	(a)
Cash equivalent	62,865	—		62,865
Total Investments in securities	$185,905	$—	(a)	$185,905

Global Opportunities Fund

Investments in securities
Common stock	$1,449	$337		$1,786
Cash equivalent	57	—		57
Total Investments in securities	$1,506	$337		$1,843

International Growth Fund

Investments in securities
Common stock	6,030	24,967		30,997
Cash equivalent	1,458	—		1,458
Total Investments in securities	$7,488	$24,967		$32,455

(a) The market value of this security is equal to $0.

For the period ended December 31, 2012, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. For each Fund there were no transfers between the levels as of December 31, 2012 based on the input levels assigned at September 30, 2012, except for Funds listed in the table below. Transfers from Level 1 to Level 2, the result of established thresholds for foreign securities being exceeded, are as follows (000):

Notes to Schedules of Investments

December 31, 2012 (unaudited)

Transfers from
Common stock investments	Level 1 to Level 2
Medical Sciences Long/Short Fund
Common stock sold short	$(299)
Spectrum Fund
Common stock	$18,472
Common stock sold short	$(6,902)
Titan Fund
Common stock sold short	$(363)
Global Opportunities Fund
Common stock	$195
International Growth Fund
Common stock	$19,234

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short—Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the period ended December 31, 2012.

Notes to Schedules of Investments

December 31, 2012 (unaudited)

Option Transactions—Consistent with each Fund’s investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the options contract. The initial purchase (sale) of an option is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure. The Funds did not engage in written options during the period ended December 31, 2012

Foreign currency translation — The books and records of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund are maintained in U.S. dollars. Investment securities and other

Notes to Schedules of Investments

December 31, 2012 (unaudited)

assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

Illiquid Securities — Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the BlackRock Liquidity Funds TempCash, Dollar Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

Notes to Schedules of Investments

December 31, 2012 (unaudited)

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

At December 31, 2012, the following Funds had securities on loan and the collateral held were as follows (000):

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
All Cap Growth Fund	$1,728	$1,728
Concentrated Growth Fund	2,348	2,336
Emerging Growth Fund	24,750	24,695
Large Growth Fund	21,009	20,942
Midcap Growth Fund	75,870	75,598
Small Cap Growth Fund	59,886	59,693

4. Concentration:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s net asset value and magnified effect on the total return.

5. Federal tax information:

At December 31, 2012, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Market Neutral Fund	$25,162	$556	$(1,133)	$(577)
Medical Sciences Long/Short Fund	20,739	872	(1,162)	(290)
Spectrum Fund	767,746	44,893	(42,075)	2,818
Titan Fund	43,830	1,936	(1,988)	(52)
All Cap Growth Fund	19,553	1,693	(757)	936
Concentrated Growth Fund	17,628	2,016	(1,141)	875
Emerging Growth Fund	180,182	57,686	(80)	57,606
Large Growth Fund	209,907	26,713	(5,644)	21,069
Midcap Growth Fund	526,333	65,142	(15,281)	49,861
Small Cap Growth Fund	253,271	40,076	(7,442)	32,634
Global Opportunities Fund	1,617	252	(26)	226
International Growth Fund	29,158	4,114	(817)	3,297

6. Subsequent Event:

Shareholders of the Concentrated Growth Fund approved a reorganization into the Large Growth Fund at a Special Meeting on January 9, 2013.  The reorganization was completed on January 18, 2013.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)            There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date:	February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date:	February 27, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	February 27, 2013